Related party transactions (Detail Textuals 3) - CAD ($) $ in Thousands			1 Months Ended
	Dec. 31, 2020	Jul. 18, 2016	Oct. 31, 2021	Dec. 31, 2022
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Term of agreement	10 years
Revised amount payable under agreement				$ 331
A.D. Friesen Enterprises Ltd.,
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Term of agreement		5 years
Amount payable under agreement		$ 300
ADF Family Holding Corp
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Term of agreement			36 months
Amount payable under agreement				$ 18